Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of components of profit/(loss) before income taxes

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Cayman Islands	(197,133)	(220,079)	(319,552)	(51,502)
PRC	(2,935,315)	(1,868,948)	(884,440)	(142,546)
U.S.	(46,550)	56,678	28,700	4,626
Other foreign countries	(218,631)	8,476	(136,320)	(21,971)
Total loss before income taxes	(3,397,629)	(2,023,873)	(1,311,612)	(211,393)

Schedule of income tax expenses (benefit)

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Current tax expense:
PRC	285	49,655	67,776	10,925
U.S.	4,503	77	22,536	3,632
Other foreign countries	9,622	11,909	387	62
Total current income tax expense	14,410	61,641	90,699	14,619
Deferred income tax expense/(benefit):
PRC	(219,143)	(19,679)	(7,500)	(1,209)
U.S.	—	—	(2,922)	(471)
Other foreign countries	(1,009)	(10,937)	9,446	1,522
Sub-total	(220,152)	(30,616)	(976)	(158)
Total income tax expense/(benefit)	(205,742)	31,025	89,723	14,461

Schedule of reconciliation between the statutory CIT and effective tax rate

	2012	2013	2014
	RMB	RMB	RMB

Computed expected tax expense/(benefit)	(25)%	(25)%	(25)%
PRC tax rate differential, preferential rate	6.35%	6.85%	4.48%
Tax rate differential for non-PRC entities	3.21%	2.84%	7.19%
Tax rate change	3.68%	0.64%	0.00%
Tax holiday	0.00%	(0.79)%	(0.08)%
Research and development tax credit	(1.11)%	(1.04)%	(2.03)%
Non-deductible expenses:	0.00%	0.00%	0.00%
Staff welfare in excess of allowable limits	0.22%	0.08%	0.17%
Share based compensation	0.26%	0.20%	0.67%
Entertainment expenses	0.06%	0.10%	0.10%
Change in valuation allowance	5.73%	17.44%	15.88%
Dividend withholding tax	0.28%	0.10%	(0.04)%
Others	0.27%	0.12%	5.50%
Actual income tax expense/(benefit)	(6.05)%	1.54%	6.84%

Schedule of principal components of the deferred income tax assets and deferred income tax liabilities

	Year ended December 31,
	2013	2014
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	59,631	61,282	9,877
Inventories	7,035	6,491	1,046
Employee benefits	10,018	18,950	3,054
Accrued warranty	105,842	111,805	18,020
Property, plant and equipment and fixed asset related subsidies	617,045	666,472	107,416
Change in fair value of derivative instruments	552	—	—
Net operating loss carryforwards	876,685	950,613	153,211
Investment loss	3,178	6,946	1,119
Provision for inventory purchase commitment	199,782	199,782	32,199
Total gross deferred income tax assets	1,879,768	2,022,341	325,942
Valuation allowance	(1,174,988)	(1,311,342)	(211,350)
Net deferred income tax assets	704,780	710,999	114,592
Gross deferred income tax liabilities:
Property, plant and equipment	(19,296)	(32,250)	(5,198)
Intangible assets	(8,804)	(8,804)	(1,419)
Withholding income tax	(4,856)	(4,301)	(693)
Total gross deferred income tax liabilities	(32,956)	(45,355)	(7,310)

Net deferred income tax assets	671,824	665,644	107,282

Schedule of current and noncurrent net deferred income tax assets

	Year ended December 31,
	2013	2014
	RMB	RMB	US$

Current deferred income tax assets, included in prepaid expenses and other current assets	114,357	465,961	75,099
Non-current deferred income tax assets, included in other assets	576,628	212,788	34,295
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(4,856)	(4,301)	(693)
Non-current deferred income tax liabilities, included in other liabilities	(14,305)	(8,804)	(1,419)
Net deferred income tax assets	671,824	665,644	107,282

Schedule of movements of the valuation allowance

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Balance at the beginning of the year	627,295	822,010	1,174,988	189,374
Additions of valuation allowance	244,809	474,397	159,355	25,683
Reduction of valuation allowance	(50,094)	(121,419)	(23,001)	(3,707)
Balance at the end of the year	822,010	1,174,988	1,311,342	211,350